July 21, 2023

BNY MELLON INVESTMENT FUNDS VI

- BNY Mellon Balanced Opportunity Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the third paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund's primary portfolio managers responsible for the portion of the fund's assets allocated to equity investments (and when they first held such position) are: Brian C. Ferguson (March 2007), John C. Bailer, CFA (December 2015), James A. Lydotes, CFA (September 2016), Karen Behr (September 2021), Keith Howell (September 2021) and John R. Porter III (October 2021). David Bowser, CFA is the fund's primary portfolio manager responsible for the portion of the fund's assets allocated to fixed-income investments, a position he has held since March 2008.

*********

The following information supersedes and replaces the information in the sixth paragraph in the section "Fund Details – Management" in the prospectus:

The fund's primary portfolio managers responsible for the portion of the fund's assets allocated to equity investments are Brian C. Ferguson, John C. Bailer, CFA, James A. Lydotes, CFA, Karen Behr, Keith Howell and John R. Porter III, positions they have held since March 2007, December 2015, September 2016, September 2021 and October 2021, respectively. Mr. Ferguson is a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 1997. Mr. Bailer is Deputy Head of Equity Income and a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 1992. Mr. Lydotes is Deputy Chief Investment Officer at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 2005. Ms. Behr is a portfolio manager at NIMNA. She has been employed by NIMNA or a predecessor company of NIMNA since 2008. Mr. Howell is a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 2006. Mr. Porter is Chief Investment Officer and Head of Equity at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since August 2016. David Bowser, CFA is the fund's primary portfolio manager responsible for the portion of the fund's assets allocated to fixed-income securities, a position he has held since 2008. Mr. Bowser is a senior portfolio manager at INA. He has been employed by INA or a predecessor company of INA since 2000.

6000STK0723